GOODWILL - Carrying Amount (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill [Roll Forward]
Goodwill, Beginning Balance	¥ 213,656	$ 33,527	¥ 210,443	¥ 165,171
Addition	368,221	57,782	3,213	45,272	¥ 165,171
Impairment	0	0	0	0
Goodwill, Ending Balance	¥ 581,877	$ 91,309	¥ 213,656	¥ 210,443	¥ 165,171